Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		¥ 2,548,383
Premiums		612,265	¥ 567,086	¥ 535,826
Liabilities arising insurance contracts at end of period		2,968,265	2,548,383
Long-term insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		2,517,492
Liabilities arising insurance contracts at end of period		2,932,305	2,517,492
Gross [member]
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		2,552,736
Liabilities arising insurance contracts at end of period		2,973,225	2,552,736
Gross [member] | Long-term insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		2,521,331	2,189,794
Premiums		536,150	497,570
Release of liabilities	[1]	(288,959)	(282,189)
Accretion of interest		129,679	114,234
Change in discount rates		35,071	(4,906)
Change in other assumptions	[2]	3,472	7,308
Other movements		(211)	(480)
Liabilities arising insurance contracts at end of period		¥ 2,936,533	¥ 2,521,331	¥ 2,189,794

[1]	The release of liabilities mainly consists of release due to death or other benefits and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.
[2]	For the year ended 31 December 2020, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB2,081 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB1,391 million.For the year ended 31 December 2019, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB4,737 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB2,571 million.